Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Schedule of Other Intangible Assets
A.	Other Intangible Assets:

	Distribution rights	Customers’ relationship	Non-competition	Total
Balance as of January 1 and December 31, 2024	422	-	-	422
Changes during 2025
Amortization during 2025	(61)	-	-	(61)
Balance as of January 1 and December 31, 2025	361	-	-	361
Changes during six months period ended June 30, 2026
Acquisition during 2026*		639	-	639
Amortization during 2026	(150)	(40)	-	(190)
Balance as of June 30, 2026	$211	599	-	$810

*	In March 2026, as part of a settlement agreement, Qpaz Technologies Ltd. and Keren Lahav 3 L.P. (together, the "Counterparties") exercised a put option under a joint venture agreement dated August 26, 2024, pursuant to which the Company and Qpaz Technologies Ltd. had partnered for the sale of wire products for the defense and aviation industries.

Schedule of Carrying Amount of Goodwill	The changes in the carrying amount of goodwill during the period of six months ended June 30, 2026, and the year ended December 31, 2025, respectively are as follows:

Goodwill
Balance as of January 1 and December 31, 2024	4,188
Acquisition during 2025
Impairment of Goodwill	(1,200)
Balance as of January 1 and December 31, 2025	2,988
Changes during the six months period ended June, 30 2026	-
Impairment of Goodwill	-
Balance as of June 30, 2026	$2,988

(*)	As of June 30, 2026 the entire remaining balance of goodwill relates to the RFID segment